Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Raw materials	$7,426,338	$5,687,671
Work in process	1,300,647	916,997
Finished goods	970,021	546,208
Inventory valuation allowance	(92,243)	(94,417)
Total	$9,604,763	$7,056,459

The inventory valuation allowance recognized for the fiscal periods ended June 30, 2024 and December 31, 2023 was $0 and $81,621, respectively. There were no write-offs for the fiscal periods ended June 30, 2024 and December 31, 2023.